Note 9 - Summary of Stock Options - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Range One [Member]
Range of Exercise Prices, Lower Range (in dollars per share)	$ 2.64
Range of Exercise Prices, Upper Range (in dollars per share)	$ 4.80
Options Outstanding, Number (in shares) | shares	313,002
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 4.45
Options Outstanding - Weighted Average Remaining Contractual Term	8 years 262 days
Options Exercisable - Number (in shares) | shares	73,197
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 4.80
Range Two [Member]
Range of Exercise Prices, Lower Range (in dollars per share)	6
Range of Exercise Prices, Upper Range (in dollars per share)	$ 9.92
Options Outstanding, Number (in shares) | shares	699,554
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.32
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 277 days
Options Exercisable - Number (in shares) | shares	39,050
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.92
Range Three [Member]
Range of Exercise Prices, Lower Range (in dollars per share)	56
Range of Exercise Prices, Upper Range (in dollars per share)	$ 96
Options Outstanding, Number (in shares) | shares	7,393
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 69.76
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 215 days
Options Exercisable - Number (in shares) | shares	7,393
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 69.76
Range Four [Member]
Range of Exercise Prices, Lower Range (in dollars per share)	104
Range of Exercise Prices, Upper Range (in dollars per share)	$ 296
Options Outstanding, Number (in shares) | shares	2,246
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 126.98
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 208 days
Options Exercisable - Number (in shares) | shares	2,246
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 126.98
Options Outstanding, Number (in shares) | shares	1,022,195
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.47
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 135 days
Options Exercisable - Number (in shares) | shares	121,886
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 12.63